                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sankaty Advisors, LLC
Address: 111 Huntington Avenue
         Boston, Massachusetts 02199

Form 13F File Number: 028-11314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jonathan S. Lavine
Title:   Manager
Phone:   (617) 516-2000

Signature, Place, and Date of Signing:

   /s/ Jonathan S. Lavine              Boston, MA               October 3, 2005
-----------------------------    -------------------------    ------------------
        [Signature]                   [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number               Name
        28-
        ---------------------------
        [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                        ------------------

Form 13F Information Table Entry Total:                 33

Form 13F Information Table Value Total:            $74,801
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        No.               Form 13F File Number               Name

                             Sankaty Advisors, LLC.
                    Form 13F Information Table as of 12/31/04

Column 1                                 Column 2      Column 3    Column 4        Column 5   Column 6    Column 7     Column 8
                                                                   Shares or        Value    Investment    Other    Voting Authority
Name of Issuer                        Title of Class   Cusip      Prn Amount       (x$1000)  Discretion   Managers  Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
Accuride Corporation                Common              4398103    400,000   SH   $ 1,067      (other)                          x
AK Steel                            Common              1547108    232,950   SH   $     2      (other)                          x
Amkor Tech, Inc.                    Common             31652100  1,812,500   SH   $ 2,087      (other)                          x
Celanese Corp.                      Common Series A   150870103    133,100   SH   $   988      (other)                          x
Chesapeake Energy                   Common            165167107     49,900   SH   $     5      (other)                          x
CKE Restaurants, Inc.               Common             1256E105    268,500   SH   $ 1,870      (other)                          x
CMGI Inc                            Common            125750109     37,040   SH   $    69      (other)                          x
Commercial Vehicle Group Inc.       Common            202608105    150,000   SH   $   603      (other)                          x
Crown Holdings Inc                  Common            228368106  1,045,600   SH   $ 4,645      (other)                          x
DDI Corp.                           Common            233162304    756,000   SH   $ 1,255      (other)                          x
Dominos, Inc.                       Common            25754A201    977,136   SH   $24,624      (other)                          x
Exxon Mobil Corp.                   Common            30231G102     83,600   SH   $ 2,152      (other)                          x
Fisher Scientific International
 Inc                                Common            338032204     69,500   SH   $     5      (other)                          x
Global Imaging Systems, Inc.        Common            37934A100     94,900   SH   $   680      (other)                          x
Hayes Lemmerz International, Inc.   Common            420781304    693,958   SH   $ 5,413      (other)                          x
Instinet                            Common            457750107     41,913   SH   $   207      (other)                          x
Kerr-McGee Corporation              Common            492386107     24,917   SH   $ 2,050      (other)                          x
Lamar Advertising                   Common Class A    512815101    101,600   SH   $ 1,093      (other)                          x
MacDermid, Inc.                     Common            554273102     60,000   SH   $   868      (other)                          x
Nalco Holding Company               Common            62985Q101    131,650   SH   $ 2,694      (other)                          x
NES Rentals Holdings, Inc.          Common            640820106  1,232,852   SH   $11,096      (other)                          x
Pinnacle Entertainment, Inc.        Common            723456109    398,493   SH   $     9      (other)                          x
Quality Distribution, LLC           Common            74756M102     77,450   SH   $   725      (other)                          x
Silgan Holdings, Inc.               Common            827048109     71,073   SH   $ 2,165      (other)                          x
Sinclair Television Group, Inc.     Common            829226109    751,000   SH   $     7      (other)                          x
SMTC/HTM                            Common            832682207     77,160   SH   $    64      (other)                          x
Spanish Broadcasting System,Inc.    Common            846425882     60,200   SH   $   497      (other)                          x
STATS ChipPAC Ltd.                  Sponsored ADR     85771T104    116,111   SH   $   813      (other)                          x
Strategic Hotels Capital Corp.      Common            86272T106    920,191   SH   $ 4,546      (other)                          x
Telesystem International Wireless,
 Inc.                               Common            879946606     16,800   SH   $   266      (other)                          x
Telewest Communications Company     Common            87956T107     67,487   SH   $ 1,508      (sole)                  x
United Rentals                      Common            911363109     92,523   SH   $     2      (other)                          x

                             Sankaty Advisors, LLC.
                    Form 13F Information Table as of 12/31/04

Column 1                                 Column 2     Column 3     Column 4        Column 5   Column 6    Column 7      Column 8
                                                                   Shares or         Value   Investment    Other    Voting Authority
Name of Issuer                        Title of Class   Cusip      Prn Amount       (x$1000)  Discretion   Managers  Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
Universal Compression Holdings      Common            913431102      80,000  SH   $   727      (other)                          x